Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement of Stockholders' Equity [Abstract]
Beginning Balance			¥ 945	¥ 0
Transaction with noncontrolling interests			834	865
Comprehensive income
Net income			38	12
Other comprehensive income (losses)
Net unrealized gains (losses) on investment in debt securities			(1)	0
Net change of foreign currency translation adjustments			163	88
Total other comprehensive income			162	88
Comprehensive income	¥ 88	¥ 62	200	100
Dividends			(136)	0
Ending Balance	¥ 1,843	¥ 965	¥ 1,843	¥ 965